Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (47,240,529)	€ (45,277,904)	€ (86,168,095)	€ (91,316,060)
Income tax at statutory income tax rate in the Netherlands (25.8%)	12,188,056	11,681,699	22,231,369	23,559,543
Effect of tax rates in other countries	(6,852,905)	(6,368,484)	(12,578,517)	(12,922,011)
Deferred tax assets recognition effects	(5,667,942)	(5,236,870)	(10,413,454)	(10,536,949)
Temporary differences for which no deferred tax assets/liabilities have been recognized	503,571	0	821,719	0
Non-deductible expenses	(226,331)	(186,549)	(386,955)	(515,860)
Transfer Pricing adjustment	0	(43,987)	0	(43,987)
Prior period adjustments	(546,649)	(48,591)	(549,469)	(46,185)
Income tax expense	€ (602,200)	€ (202,782)	€ (875,307)	€ (505,449)